Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 7,943,053	$ 7,948,173
Adjustments to reconcile net income to net cash provided by operating activities:
Stock based compensation	123,339	23,088
Deferred tax benefit (loss)	319,252	(319,252)
Depreciation and amortization	3,177,954	2,681,293
Bad debt provisions	2,835	36,938
Inventory reserve	32,576
Gain on disposal of fixed assets	(12,687)
Changes in operating assets:
Accounts receivable	(6,870,015)	(2,224,191)
Advances to suppliers	(338,783)	364,925
Inventories	(3,688,956)	1,184,796
Other assets	(1,382,287)	95,350
Security deposit for sale leaseback	(755,934)
Changes in operating liabilities:
Accounts payable	6,019,466	(2,737,576)
Advance from customers	43,277	(66,731)
Deferred income	679,774
Taxes payable	(557,587)	425,412
Accrued and other liabilities	470,105	548,382
Net cash provided by operating activities	5,205,383	7,960,607
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(4,010,576)	(5,471,455)
Payments of construction in progress	(12,679,338)
Cash receipts from disposal property and equipment	19,296
Cash receipts (decrease) from certificates of deposit	1,505,061	(1,986,668)
Prepayments for construction and equipment purchase	(1,974,046)	(1,047,526)
Return of prepayments for construction and equipment purchase	1,354,585
Purchase of intangible assets	(8,298,564)	(264,577)
Net cash used in investing activities	(24,083,581)	(8,770,226)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from short-term borrowings	30,660,941	42,684,057
Repayments of short-term borrowings	(26,983,488)	(46,039,616)
Proceeds from long-term borrowings	836,471
Proceeds from bank notes payable	6,150,573	5,318,470
Repayments of bank notes payable	(6,252,747)	(5,560,034)
Repayment of third party borrowing	(180,611)
Proceeds from loans from related parties	55,484
Repayments of loans from related parties		(37,764)
Proceeds from other payable - sales lease back	3,941,746
Repayments of other payable - sales lease back	(172,154)
Change of restricted cash	(358,888)	97,928
Proceeds from issuance of stocks		18,594,972
Net cash provided by financing activities	7,697,327	15,058,013
EFFECT OF EXCHANGE RATES CHANGES ON CASH AND CASH EQUIVALENTS	(382,899)	(74,554)
NET (DECREASE) INCREASE ON CASH AND CASH EQUIVALENTS	(11,563,770)	14,173,840
CASH AND CASH EQUIVALENTS, BEGINNING OF THE YEAR	15,573,554	1,399,714
CASH AND CASH EQUIVALENTS, ENDING OF THE YEAR	4,009,784	15,573,554
Cash paid during the year for:
Interest paid	762,868	1,136,896
Income tax paid	2,331,173	1,257,004
Non-cash investing activities:
Transfer from construction in progress to fixed assets	1,209,221	3,913,677
Transfer from advance payments to fixed assets	$ 296,853	$ 726,445